Insurance proceeds (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 607	$ 78	$ 607	$ 78
Hull and machinery damage
Insurance proceeds
Open insurance claim amount	100		100
Live Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 600		$ 600
Brasil Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 100		$ 100